UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 282-3863

Date of fiscal year end:	11/30/16

Date of reporting period:	02/29/16

ITEM 1.  Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at February 29, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	60.5%
U.S. Government Obligations	22.0%
Domestic Exchange Traded Funds	5.8%
Domestic Corporate Bonds	4.3%
Foreign Stocks & ADR’s	1.8%
Cash and Other	5.6%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.1%
Microsoft Corp.	2.1%
Visa, Inc.	1.9%
Apple, Inc.	1.7%
The Travelers Cos., Inc.	1.5%
Medtronic PLC	1.4%
McDonald’s Corp.	1.4%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
PepsiCo, Inc.	1.3%
Total of Net Assets	19.0%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q29056	4.00%	10/01/44	2.2%
FHLMC Q02664	4.50%	08/01/41	1.8%
FNMA TBA 15 YR Mar	2.50%	03/17/31	1.7%
FNMA AT2016	3.00%	04/01/43	1.7%
FHLMC Q29260	4.00%	10/01/44	1.0%
FNMA AY1670	3.50%	02/01/45	1.0%
FNMA POOL AZ7347	3.00%	11/01/45	0.9%
FHR 3859 JB	5.00%	05/15/41	0.9%
GNMA II 005175	4.50%	09/20/41	0.8%
FNMA AH8925	4.50%	03/01/41	0.5%
Total of Net Assets			12.5%

Average Effective Duration (for all Fixed Income Holdings) 1.3 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)

U.S. Government Obligations 22.0%
U.S. Government Agency Obligations 16.6%
Federal Home Loan Mortgage Corporation 6.7%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,296 M	$2,552,048

Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	3 M	3,222
FHLMC J22900
2.5%, 03/01/28	1,338 M	1,379,544
		1,382,766
20-Year:
FHLMC P00020
6.5%, 10/01/22	23 M	23,233

30-Year:
FHLMC G08062
5%, 06/01/35	7 M	7,749
FHLMC Q02664
4.5%, 08/01/41	4,806 M	5,235,183
FHLMC Q29260
4%, 10/01/44	2,827 M	3,023,221
FHLMC Q29056
4%, 10/01/44	6,137 M	6,564,545
FHLMC G08637
4%, 04/01/45	1,163 M	1,241,461
		16,072,159
Total Federal Home Loan Mortgage Corporation		20,030,206

Federal National Mortgage Association 8.6%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	1 M	1,235

Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	4 M	4,501
FNMA 255273
4.5%, 06/01/19	8 M	8,153
FNMA 255358
5%, 09/01/19	2 M	1,972
FNMA TBA 15 YR Mar
2.5%, 03/17/31(a)	4,920 M	5,045,691
		5,060,317

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 687301
6%, 11/01/32	36	$41
FNMA 690305
5.5%, 03/01/33	2 M	2,344
FNMA 748895
6%, 12/01/33	128 M	141,966
FNMA 725423
5.5%, 05/01/34	1,262 M	1,431,243
FNMA 725610
5.5%, 07/01/34	1,140 M	1,293,097
FNMA AD9193
5%, 09/01/40	698 M	777,988
FNMA AH8925
4.5%, 03/01/41	1,458 M	1,588,070
FNMA AL2860
3%, 12/01/42	1,375 M	1,414,398
FNMA AR9195
3%, 03/01/43	913 M	938,395
FNMA AT2016
3%, 04/01/43	4,872 M	5,007,366
FNMA AL5718
3.5%, 09/01/44	626 M	662,051
FNMA AY1670
3.5%, 02/01/45	2,788 M	2,924,024
FNMA AS4707
3.5%, 04/01/45	1,501 M	1,582,344
FNMA POOL AZ7347
3%, 11/01/45	2,520 M	2,587,445
		20,350,772
Total Federal National Mortgage Association		25,412,324

Government National Mortgage Corporation 1.3%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	842,507
GNR 12-147 Interest Only
0.599%, 04/16/54	9,083 M	381,793
		1,224,300
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,314 M	2,523,500
Total Government National Mortgage Corporation		3,747,800
Total U.S. Government Agency Obligations		49,190,330

U.S. Treasury Obligations 5.4%
U.S. Treasury Bill
0.136%, 03/03/16	16,000 M	15,999,879
Total U.S. Government Obligations (Cost $64,312,148)		65,190,209

Domestic Corporate Bonds 4.3%
Basic Industry 0.5%
CF Industries, Inc.
3.45%, 06/01/23	282 M	258,198
Methanex Corp.
5.25%, 03/01/22	792 M	772,280
Packaging Corp of America
3.65%, 09/15/24	364 M	358,481
		1,388,959
Capital Goods 0.0%
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	34 M	28,815

Communications 0.3%
DIRECTV Holdings LLC
3.8%, 03/15/22	552 M	567,985
Rogers Communications, Inc.
4.1%, 10/01/23	81 M	85,986
Verizon Communications, Inc.
6.55%, 09/15/43	166 M	202,000
		855,971
Consumer Cyclical 0.4%
CEC Entertainment, Inc.
8%, 02/15/22	55 M	47,162
Ford Motor Credit Co., LLC
3.664%, 09/08/24	557 M	541,851
QVC, Inc.
4.375%, 03/15/23	747 M	708,541
		1,297,554
Consumer Non-Cyclical 0.6%
Actavis Funding SCS
3%, 03/12/20	33 M	33,651
3.8%, 03/15/25	118 M	121,724
Diamond Foods, Inc.
7%, 03/15/19(b)	65 M	67,437
Pernod Ricard SA
4.45%, 01/15/22(b)	980 M	1,040,911
US Foods, Inc.
8.5%, 06/30/19	142 M	145,280
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	47 M	48,293
Zoetis, Inc.
3.25%, 02/01/23	165 M	158,888
		1,616,184
Energy 0.2%
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	36 M	33,743
Oceaneering Int’l. Inc
4.65%, 11/15/24	576 M	468,685
		502,428
Financials 0.6%
Bank of America Corp.
4.2%, 08/26/24	110 M	110,323
Brookfield Asset Management, Inc.
4%, 01/15/25	837 M	851,850
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	375 M	371,118
Prospect Capital Corp.
5%, 07/15/19	500 M	458,023
Wells Fargo & Co.
4.1%, 06/03/26	63 M	65,078
		1,856,392
Insurance 0.3%
Kemper Corp.
4.35%, 02/15/25	658 M	680,674
Prudential Financial, Inc.
5.375%, 05/15/45	356 M	335,975
		1,016,649
Real Estate 0.8%
CBL & Associates LP
5.25%, 12/01/23	695 M	670,694
Hospitality Properties Trust
4.5%, 03/15/25	734 M	694,384
Retail Opportunity Investments Partnership LP
5%, 12/15/23	983 M	1,020,582
		2,385,660
Technology 0.3%
QUALCOMM, Inc.
4.8%, 05/20/45	969 M	895,248

Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	950 M	950,396
Total Domestic Corporate Bonds (Cost $13,002,608)		12,794,256

	Shares
Domestic Common Stocks 60.5%
Consumer Discretionary 6.3%
Comcast Corp.	60,000	3,463,800
Home Depot, Inc.	11,000	1,365,320
Marriott Int’l., Inc.	25,000	1,703,750
McDonald’s Corp.	35,000	4,101,650
Omnicom Group, Inc.	25,000	1,945,250
Time Warner, Inc.	40,000	2,648,000
TJX Cos., Inc.	45,000	3,334,500
		18,562,270
Consumer Staples 6.5%
CVS Health Corp.	20,000	1,943,400
Estee Lauder Cos, Inc.	12,500	1,141,625
Kraft Heinz Co.	30,000	2,310,600
McCormick & Co., Inc.	25,000	2,331,500
PepsiCo, Inc.	40,000	3,912,800
Philip Morris Int’l., Inc.	40,000	3,641,200
Procter & Gamble Co.	50,000	4,014,500
		19,295,625
Energy 4.0%
Chevron Corp.	20,000	1,668,800
EOG Resources, Inc.	30,000	1,942,200
ExxonMobil Corp.	38,000	3,045,700

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Marathon Petroleum Corp.	40,000	$1,370,000
Noble Energy, Inc.	40,000	1,180,000
Schlumberger Ltd.	37,700	2,703,844
		11,910,544
Financials 10.3%
American Express Co.	40,000	2,223,200
Chubb Ltd.	20,000	2,310,600
CME Group, Inc.	35,000	3,200,400
Discover Financial Services	70,000	3,249,400
JPMorgan Chase & Co.	50,000	2,815,000
McGraw-Hill Financial, Inc.	35,000	3,140,900
MetLife, Inc.	30,000	1,186,800
Morgan Stanley	80,000	1,976,000
PNC Financial Services Group, Inc.	30,000	2,439,300
The Travelers Cos., Inc.	40,000	4,300,800
Wells Fargo & Co.	76,400	3,584,688
		30,427,088
Health Care 9.6%
Amgen, Inc.	20,000	2,845,600
Becton Dickinson & Co.	15,000	2,211,750
Biogen, Inc.*	3,000	778,260
Bristol-Myers Squibb Co.	50,000	3,096,500
Eli Lilly & Co.	30,000	2,160,000
Gilead Sciences, Inc.	20,000	1,745,000
Johnson & Johnson	25,000	2,630,250
Medtronic PLC(c)	55,320	4,281,215
Merck & Co., Inc.	65,000	3,263,650
Stryker Corp.	15,000	1,498,200
UnitedHealth Group, Inc.	20,000	2,382,000
Zoetis, Inc.	40,000	1,642,400
		28,534,825
Industrials 6.2%
Boeing Co.	30,000	3,545,400
Canadian National Railway Co.	45,000	2,605,500
General Dynamics Corp.	15,000	2,044,050
Honeywell Int’l., Inc.	35,000	3,547,250
Tyco Int’l. Plc	60,000	2,110,800
United Technologies Corp.	25,000	2,415,500
Verisk Analytics, Inc.*	30,000	2,185,200
		18,453,700
Information Technology 14.2%
Accenture PLC	32,400	3,248,424
Alphabet, Inc.*	4,000	2,791,080
ANSYS, Inc.*	20,000	1,660,400
Apple, Inc.	53,200	5,143,908
Check Point Software Technologies Ltd.*	34,000	2,824,380
Cisco Systems, Inc.	150,000	3,927,000
Cognizant Technology Solutions Corp.*	39,500	2,250,710
EMC Corp.	80,000	2,090,400
Microsoft Corp.	125,000	6,360,000
Seagate Technology PLC	36,000	1,128,960
Synopsys, Inc.*	30,000	1,342,500
Texas Instruments, Inc.	65,000	3,446,300
Visa, Inc.	80,000	5,791,200
		42,005,262
Materials 1.0%
EI Du Pont de Nemours & Co.	30,000	1,826,100
Praxair, Inc.	12,000	1,221,480
		3,047,580
Telecommunication Services 1.8%
Rogers Communications, Inc.	40,000	1,478,000
Verizon Communications, Inc.	75,000	3,804,750
		5,282,750
Utilities 0.6%
Edison Int’l.	27,500	1,874,400
Total Domestic Common Stocks (Cost $103,570,608)		179,394,044

Domestic Exchange Traded Funds 5.8%
Bond Funds 5.8%
iShares iBoxx $ High Yield Corporate Bond ETF	14,922	1,194,954
iShares iBoxx $ Investment Grade Corporate Bond ETF	131,568	15,131,636
SPDR Barclays Intermediate Term Corporate Bond ETF	26,503	896,861
SPDR Barclays Short Term High Yield Bond ETF	792	20,045
Total Domestic Exchange Traded Funds (Cost $17,064,464)		17,243,496

Foreign Stocks & ADR’s 1.8%
Netherlands 1.3%
Unilever NV ADR	90,000	3,834,900

Switzerland 0.5%
Roche Holding AG ADR	50,000	1,599,500
Total Foreign Stocks & ADR’s (Cost $5,440,210)		5,434,400

Institutional Money Market Funds 7.0%
State Street Institutional US Government Money Market Fund (Cost $20,893,510)	20,893,492	20,893,492
Total Investments 101.4% (Cost $224,283,548)†		300,949,897
Excess of Liabilities Over Other Assets (1.4)%		(4,261,015)
Net Assets 100.0%		$296,688,882

*                  Non-income producing.

†                 Cost for federal income tax purposes is $224,283,548. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $76,666,349 of which $81,508,235 related to appreciated securities and $4,841,886 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the market value of rule 144A securities amounted to $2,540,713 or 0.86% of net assets.

(c)          Return of capital paid during the fiscal period.

ADR                      - American Depositary Receipt

SPDR                 - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at February 29, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.7%
Financials	16.4%
Health Care	15.9%
Consumer Staples	11.8%
Consumer Discretionary	11.4%
Industrials	9.9%
Energy	6.3%
Telecommunication Services	2.5%
Materials	1.5%
Utilities	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.1%
Visa, Inc.	2.7%
Wells Fargo & Co.	2.4%
Apple, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
PepsiCo, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Texas Instruments, Inc.	2.0%
Medtronic PLC	1.9%
Boeing Co.	1.9%
Total of Net Assets	22.3%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.7%
Consumer Discretionary 11.4%
Comcast Corp.	600,000	$34,638,000
Home Depot, Inc.	135,000	16,756,200
Lear Corp.	187,000	18,952,450
Marriott Int’l., Inc.	275,000	18,741,250
McDonald’s Corp.	300,000	35,157,000
Omnicom Group, Inc.	300,000	23,343,000
Priceline Group, Inc.*	17,500	22,141,175
Time Warner, Inc.	350,000	23,170,000
TJX Cos., Inc.	490,000	36,309,000
		229,208,075
Consumer Staples 9.9%
CVS Health Corp.	375,650	36,501,911
Estee Lauder Cos, Inc.	150,000	13,699,500
Kraft Heinz Co.	274,113	21,112,183
McCormick& Co., Inc.	254,100	23,697,366
PepsiCo, Inc.	420,710	41,153,852
Philip Morris Int’l., Inc.	300,000	27,309,000
Procter& Gamble Co.	450,000	36,130,500
		199,604,312
Energy 6.3%
Chevron Corp.	197,400	16,471,056
EOG Resources, Inc.	230,000	14,890,200
ExxonMobil Corp.	455,000	36,468,250
Marathon Petroleum Corp.	400,000	13,700,000
Noble Energy, Inc.	550,000	16,225,000
Schlumberger Ltd.	400,000	28,688,000
		126,442,506
Financials 16.4%
American Express Co.	325,000	18,063,500
Chubb Ltd.	225,000	25,994,250
CME Group, Inc.	412,340	37,704,370
Discover Financial Services	705,400	32,744,668
JPMorgan Chase& Co.	469,700	26,444,110
McGraw-Hill Financial, Inc.	425,000	38,139,500
MetLife, Inc.	545,000	21,560,200
Morgan Stanley	950,000	23,465,000
PNC Financial Services Group, Inc.	358,300	29,133,373
The Travelers Cos., Inc.	275,000	29,568,000
Wells Fargo& Co.	1,017,800	47,755,176
		330,572,147
Health Care 14.9%
Amgen, Inc.	200,000	28,456,000
Becton Dickinson& Co.	140,000	20,643,000
Biogen, Inc.*	40,000	10,376,800
Bristol-Myers Squibb Co.	338,300	20,950,919
Eli Lilly& Co.	325,000	23,400,000
Gilead Sciences, Inc.	241,000	21,027,250
Johnson& Johnson	150,000	15,781,500
Medtronic PLC(a)	496,700	38,439,613
Merck& Co., Inc.	705,000	35,398,050
Stryker Corp.	190,000	18,977,200
UnitedHealth Group, Inc.	358,700	42,721,170
Zoetis, Inc.	594,100	24,393,746
		300,565,248
Industrials 9.9%
Boeing Co.	325,000	38,408,500
Canadian National Railway Co.	467,000	27,039,300
General Dynamics Corp.	185,500	25,278,085
Honeywell Int’l., Inc.	325,000	32,938,750
Tyco Int’l. Plc	561,250	19,744,775
United Technologies Corp.	275,000	26,570,500
Verisk Analytics, Inc.*	387,550	28,229,142
		198,209,052
Information Technology 21.7%
Accenture PLC	347,000	34,790,220
Alphabet, Inc.*	50,000	34,888,500
ANSYS, Inc.*	237,000	19,675,740

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Apple, Inc.	450,520	$43,560,779
Check Point Software Technologies Ltd.*	275,000	22,844,250
Cisco Systems, Inc.	1,345,770	35,232,259
Cognizant Technology Solutions Corp.*	462,100	26,330,458
EMC Corp.	700,000	18,291,000
Microsoft Corp.	1,210,680	61,599,398
Oracle Corp.	470,000	17,286,600
Seagate Technology PLC	314,700	9,868,992
Synopsys, Inc.*	425,000	19,018,750
Texas Instruments, Inc.	755,000	40,030,100
Visa, Inc.	737,200	53,365,908
		436,782,954
Materials 1.5%
EI Du Pont de Nemours & Co.	275,000	16,739,250
Praxair, Inc.	122,400	12,459,096
		29,198,346
Telecommunication Services 2.5%
Rogers Communications, Inc.	275,000	10,161,250
Verizon Communications, Inc.	802,800	40,726,044
		50,887,294
Utilities 1.2%
Edison Int’l.	350,000	23,856,000
Total Domestic Common Stocks (Cost $1,116,912,778)		1,925,325,934

Foreign Stocks & ADR’s 2.9%
Netherlands 1.9%
Unilever NV ADR	887,400	37,812,114

Switzerland 1.0%
Roche Holding AG ADR	673,880	21,557,421
Total Foreign Stocks & ADR’s (Cost $59,333,594)		59,369,535

Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $19,264,976)	19,264,976	19,264,976

	Principal Amount (M=$1,000)
U.S. Treasury Obligations 0.2%
U.S. Treasury Bill
0.136%, 03/03/16 (Cost $4,999,962)	5,000 M	$4,999,962
Total Investments 99.8% (Cost $1,200,511,310)†		2,008,960,407
Other Assets in Excess of Liabilities 0.2%		3,368,418
Net Assets 100.0%		$2,012,328,825

*               Non-income producing.

†               Cost for federal income tax purposes is $1,200,511,310. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $808,449,097 of which $836,659,725 related to appreciated securities and $28,210,628 related to depreciated securities.

(a)       Return of capital paid during the fiscal period.

ADR                     - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at February 29, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	23.2%
1 yr. to 2.99 yrs.	30.7%
3 yrs. to 3.99 yrs.	23.1%
4 yrs. to 5.99 yrs.	17.6%
6 yrs. to 7.99 yrs.	4.3%
8 yrs. and over	1.1%

Average Effective Duration (for all Fixed Income Holdings) 2.8 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	7.8%
FNMA AI4728	4.50%	07/01/41	7.3%
FHLMC J22900	2.50%	03/01/28	7.0%
FNMA AL2860	3.00%	12/01/42	6.5%
FHLMC Q33006	3.50%	04/01/45	5.7%
FHLMC G05624	4.50%	09/01/39	5.3%
FNMA AB7845	3.00%	02/01/43	4.6%
FNMA AE0215	4.00%	12/01/39	4.5%
FHR 3331 PE	6.00%	06/15/37	4.5%
FNMA AY1670	3.50%	02/01/45	4.2%
Total of Net Assets			57.4%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 94.8%
U.S. Government Agency Obligations 90.4%
Federal Home Loan Mortgage Corporation 31.6%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	9,654 M	$11,061,706

Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	16,723 M	17,244,293

30-Year:
FHLMC 360017
11%, 11/01/17	22	22
FHLMC A64971
5.5%, 08/01/37	9 M	10,188
FHLMC G05483
4.5%, 06/01/39	5,841 M	6,399,829
FHLMC G05624
4.5%, 09/01/39	11,883 M	13,023,742
FHLMC A89148
4%, 10/01/39	8,368 M	8,946,893
FHLMC Q29056
4%, 10/01/44	6,513 M	6,966,533
FHLMC Q33006
3.5%, 04/01/45	13,431 M	14,064,122
		49,411,329
Total Federal Home Loan Mortgage Corporation		77,717,328

Federal National Mortgage Association 49.5%
Collateralized Mortgage Obligations:
FNR 12-47 AI
3%, 05/25/22	6,395 M	360,218
FNR 03-32 BZ
6%, 11/25/32	453 M	522,362
		882,580
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/17/31(a)	2,480 M	2,543,356

20-Year:
FNMA 758564
6%, 09/01/24	197 M	224,120

25-Year:
FNMA 251808
10%, 04/01/18	6 M	5,984

30-Year:
FNMA 426830
8%, 11/01/24	19 M	19,764
FNMA 738887
5.5%, 10/01/33	120 M	134,751
FNMA 748895
6%, 12/01/33	128 M	141,950
FNMA 881279
5%, 11/01/36	1,439 M	1,621,066
FNMA 931533
4.5%, 07/01/39	2,098 M	2,299,288
FNMA 931535
5.5%, 07/01/39	1,472 M	1,641,125
FNMA AE0215
4%, 12/01/39	10,442 M	11,154,219
FNMA AD9193
5%, 09/01/40	9,071 M	10,113,848
FNMA AH8925
4.5%, 03/01/41	3,594 M	3,914,031
FNMA AI4728
4.5%, 07/01/41	16,509 M	17,992,075
FNMA AL2860
3%, 12/01/42	15,493 M	15,936,878
FNMA AB7845
3%, 02/01/43	11,107 M	11,438,581
FNMA AT2016
3%, 04/01/43	18,771 M	19,290,672
FNMA AW0972
4.5%, 05/01/44	3,569 M	3,889,134
FNMA AL5718
3.5%, 09/01/44	7,668 M	8,114,860

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AY1670
3.5%, 02/01/45	9,779 M	$10,258,053
		117,960,295
Total Federal National Mortgage Association		121,616,335

Government National Mortgage Corporation 9.3%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	9,025 M	9,734,742

Mortgage-Backed Securities:
30-Year:
GNMA II 004424
5%, 04/20/39	3,282 M	3,662,998
GNMA AG8936
4%, 02/15/44	8,807 M	9,504,621
		13,167,619
Total Government National Mortgage Corporation		22,902,361
Total U.S. Government Agency Obligations		222,236,024

U.S. Treasury Obligations 4.4%
U.S. Treasury Bill
0.136%, 03/03/16	8,000 M	7,999,940
U.S. Treasury Bond
2.500000%, 02/15/46	3,000 M	2,928,632
Total U.S. Treasury Obligations		10,928,572
Total U.S. Government Obligations (Cost $227,493,242)		233,164,596

	Shares
Institutional Money Market Funds 6.2%
State Street Institutional US Government Money Market Fund (Cost $15,221,369)	15,221,369	15,221,369
Total Investments 101.0% (Cost $242,714,611)†		248,385,965
Excess of Liabilities Over Other Assets (1.0)%		(2,405,262)
Net Assets 100.0%		$245,980,703

†               Cost for federal income tax purposes is $242,714,611. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $5,671,354 of which $6,000,215 related to appreciated securities and $328,861 related to depreciated securities.

(a)       The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at February 29, 2016

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	32.5%
Industrials	18.2%
Information Technology	15.7%
Financials	7.3%
Health Care	5.2%
Consumer Staples	5.0%
Energy	4.3%
Materials	4.0%
Utilities	1.4%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	16.7%
Switzerland	12.9%
United States	9.1%
Japan	9.0%
Germany	7.4%
Ireland	6.6%
Canada	4.2%
South Korea	4.1%
Netherlands	4.0%
France	3.9%

Top 10 Holdings**

Description	Percent of Net Assets
Syngenta AG	4.0%
Countrywide PLC	3.6%
Experian PLC	2.9%
Check Point Software Technologies Ltd.	2.9%
Nestle SA	2.8%
SAP SE	2.8%
Nippon Television Holdings, Inc.	2.7%
Telefonaktiebolaget LM Ericsson	2.7%
ISS A/S	2.7%
CyberAgent, Inc.	2.7%
Total of Net Assets	29.8%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 14.3%
Consumer Discretionary 2.5%
Delphi Automotive PLC	48,000	$3,200,640

Energy 1.9%
Core Laboratories NV	24,000	2,518,560

Health Care 2.1%
Medtronic PLC(a)	35,000	2,708,650

Information Technology 7.8%
BlackBerry Ltd.*	390,000	3,045,900
Check Point Software Technologies Ltd.*	45,000	3,738,150
TE Connectivity Ltd.	60,000	3,415,200
		10,199,250
Total Domestic Common Stocks (Cost $18,543,740)		18,627,100

Foreign Stocks & ADR’s 79.3%
Brazil 2.3%
Ambev SA (b)	300,000	1,317,877
Localiza Rent a Car SA (b)	300,000	1,717,573
		3,035,450
Canada 1.9%
Uni-Select, Inc. (b)	60,000	2,546,785

China 1.2%
Want Want China Holdings Ltd. (b)	2,300,000	1,522,491

Cyprus 1.8%
Bank of Cyprus Pcl *(b)	15,000,000	2,300,804

Denmark 2.7%
ISS A/S (b)	100,000	3,481,397

France 3.9%
Edenred SA (b)	150,000	2,626,133
Renault SA (b)	27,000	2,461,973
		5,088,106
Germany 7.4%
Bayerische Motoren Werke AG (b)	27,000	2,193,428
Brenntag AG (b)	52,447	2,531,471
NORMA Group AG (b)	25,000	1,292,118
SAP SE (b)	48,000	3,619,359
		9,636,376
Greece 2.4%
OPAP SA (b)	480,000	3,188,083

India 3.1%
PC Jeweller Ltd. (b)	340,000	1,570,286
Shriram Transport Finance Co Ltd. (b)	215,000	2,515,973
		4,086,259
Ireland 4.5%
Experian PLC (b)	235,000	3,846,023
Shire PLC (b)	40,000	2,086,784
		5,932,807
Japan 9.0%
CyberAgent, Inc. (b)	84,600	3,471,948
FANUC Corp. *(b)	8,800	1,292,194
Nippon Television Holdings, Inc. (b)	210,000	3,590,167
USS Co Ltd. (b)	216,000	3,399,712
		11,754,021
Macau 1.9%
Wynn Macau Ltd. (b)	2,190,000	2,509,608

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Netherlands 2.1%
Randstad Holding NV (b)	53,000	$2,732,856

Norway 2.4%
TGS Nopec Geophysical Co ASA (b)	210,000	3,071,504

South Korea 4.1%
Hyundai Motor Co. (b)	23,000	2,743,001
Samsung Electronics Co Ltd. (b)	2,800	2,669,287
		5,412,288
Spain 1.4%
Red Electrica Corp SA (b)	22,500	1,779,365

Sweden 2.7%
Telefonaktiebolaget LM Ericsson (b)	388,000	3,563,500

Switzerland 10.3%
Adecco SA (b)	45,000	2,606,289
Nestle SA (b)	52,000	3,636,409
Roche Holding AG (b)	8,000	2,051,322
Syngenta AG (b)	13,000	5,206,237
		13,500,257
United Kingdom 14.2%
AVEVA Group PLC (b)	20,800	438,123
BCA Marketplace PLC (b)	1,140,000	2,887,811
Bunzl PLC (b)	65,000	1,739,616
Compass Group PLC (b)	150,000	2,629,861
Countrywide PLC (b)	950,000	4,693,073
Rightmove PLC (b)	51,000	2,774,991
WPP PLC (b)	158,000	3,327,860
		18,491,335
Total Foreign Stocks & ADR’s (Cost $102,000,727)		103,633,292

Institutional Money Market Funds 6.2%
State Street Institutional US Government Money Market Fund (Cost $8,032,747)	8,032,747	8,032,747
Total Investments 99.8% (Cost $128,577,214)†		130,293,139
Other Assets in Excess of Liabilities 0.2%		289,501
Net Assets 100.0%		$130,582,640

*               Non-income producing.

†               Cost for federal income tax purposes is $128,577,214. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $1,715,925 of which $14,389,531 related to appreciated securities and $12,673,606 related to depreciated securities.

(a)       Return of capital paid during the fiscal period.

(b)       Fair valued.

The accompanying notes are an integral part of the financial statements

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at February 29, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	15.1%
1 yr. to 2.99 yrs.	35.5%
3 yrs. to 3.99 yrs.	15.9%
4 yrs. to 5.99 yrs.	22.8%
6 yrs. to 7.99 yrs.	3.2%
8 yrs. and over	7.5%

Average Effective Duration (for all Fixed Income Holdings) 1.8 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF			16.7%
FHR 4022 AH	1.50%	12/15/25	8.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF			7.6%
FNR 10-64 AD	3.00%	12/25/20	6.3%
FHR 4039 PB	1.50%	05/15/27	4.3%
SPDR Barclays Intermediate Term Corporate Bond ETF			3.7%
WBCMT 2007 C30 A5	5.342%	12/15/43	3.2%
FHR 4238 TL	1.25%	08/15/27	2.6%
Prospect Capital Corp.	5.00%	07/15/19	2.2%
FNR 11-15 HC	2.50%	03/25/26	2.0%
Total of Net Assets			57.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 31.9%
U.S. Government Agency Obligations 27.2%
Federal Home Loan Mortgage Corporation 16.5%
Collateralized Mortgage Obligations:
FHR 2353 TD
6%, 09/15/16	3 M	$2,955
FHR 3874 BD
3%, 06/15/21	3,625 M	3,719,762
FHR 4022 AH
1.5%, 12/15/25	36,116 M	35,889,335
FHR 4039 PB
1.5%, 05/15/27	18,377 M	18,333,497
FHR 4238 TL
1.25%, 08/15/27	11,260 M	11,096,410
FHR 2927 ED
4%, 01/15/35	374 M	381,192
		69,423,151
Mortgage-Backed Securities:
15-Year:
FHLMC E01009
6.5%, 08/01/16	8 M	8,049
FHLMC E88357
6.5%, 03/01/17	8 M	8,031
FHLMC J05907
6%, 08/01/19	762 M	792,743
		808,823
20-Year:
FHLMC D94230
7.5%, 10/01/19	13 M	13,283

30-Year:
FHLMC G00100
8%, 02/01/23	4 M	4,154
Total Federal Home Loan Mortgage Corporation		70,249,411

Federal National Mortgage Association 10.7%
Collateralized Mortgage Obligations:
FNR 10-64 AD
3%, 12/25/20	26,208 M	26,763,793
FNR 11-67 DA
4.5%, 07/25/21	7,261 M	7,552,780
FNR 12-47 AI
3%, 05/25/22	6,771 M	381,407
FNR 11-15 HC
2.5%, 03/25/26	8,660 M	8,777,349
FNR 09-32 BH
5.25%, 05/25/39	1,177 M	1,221,295
		44,696,624
Mortgage-Backed Securities:
15-Year:
FNMA 671380
6%, 11/01/17	11 M	10,983
FNMA 725284
7%, 11/01/18	39 M	40,150
FNMA 985670
6.5%, 10/01/21	550 M	595,966
		647,099
30-Year:
FNMA 626664
6%, 04/01/17	34 M	34,626
FNMA 479421
7%, 09/01/21	12 M	12,253
FNMA 207530
8.25%, 04/01/22	7 M	7,036
FNMA 175123
7.45%, 08/01/22	85 M	90,779
		144,694
Total Federal National Mortgage Association		45,488,417

Government National Mortgage Corporation 0.0%+
Mortgage-Backed Securities:
15-Year:
GNMA 489953
6%, 12/15/16	3 M	2,609

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
20-Year:
GNMA 628440
7%, 04/15/24	63 M	$65,201
Total Government National Mortgage Corporation		67,810
Total U.S. Government Agency Obligations		115,805,638

U.S. Treasury Obligations 4.7%
U.S. Treasury Bill
0.136%, 03/03/16	20,000 M	19,999,849
Total U.S. Government Obligations (Cost $135,902,087)		135,805,487

Domestic Corporate Bonds 27.0%
Basic Industry 2.1%
Freeport-McMoRan, Inc.
2.3%, 11/14/17	3,048 M	2,804,160
Methanex Corp.
5.25%, 03/01/22	4,963 M	4,839,426
Newmont Mining Corp.
5.125%, 10/01/19	1,200 M	1,280,184
		8,923,770
Capital Goods 0.3%
PaperWorks Industries, Inc.
9.5%, 08/15/19(a)	1,440 M	1,220,400

Communications 5.2%
American Tower Corp.
4.5%, 01/15/18	4,500 M	4,685,157
DIRECTV Holdings LLC
3.8%, 03/15/22	5,708 M	5,873,292
Rogers Communications, Inc.
6.8%, 08/15/18	4,500 M	5,007,060
Sprint Communications, Inc.
9.125%, 03/01/17	1,600 M	1,631,504
T-Mobile USA, Inc.
6.464%, 04/28/19	5,000 M	5,162,500
		22,359,513
Consumer Cyclical 3.0%
Ford Motor Credit Co LLC
5%, 05/15/18	4,250 M	4,448,462
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,750 M	4,010,704
Hilton Worldwide Finance LLC
5.625%, 10/15/21	4,000 M	4,170,000
		12,629,166
Consumer Non-Cyclical 4.9%
Actavis Funding SCS
3%, 03/12/20	1,423 M	1,451,050
HCA, Inc.
6.5%, 02/15/20	5,000 M	5,551,000
Laboratory Corp of America Holdings
2.625%, 02/01/20	4,830 M	4,830,652
Quest Diagnostics, Inc.
2.5%, 03/30/20	4,500 M	4,446,846
US Foods, Inc.
8.5%, 06/30/19	4,307 M	4,406,492
Wells Enterprises, Inc.
6.75%, 02/01/20(a)	356 M	365,790
		21,051,830
Financials 4.9%
Brookfield Asset Management, Inc.
4%, 01/15/25	3,691 M	3,756,486
Fifth Street Finance Corp.
4.875%, 03/01/19	5,750 M	5,740,553
Prospect Capital Corp.
5%, 07/15/19	10,000 M	9,160,470
SLM Corp.
8.45%, 06/15/18	2,000 M	2,136,260
		20,793,769
Insurance 0.8%
Aflac, Inc.
2.4%, 03/16/20	3,500 M	3,537,790

Real Estate 5.3%
ARC Properties Operating Partnership LP
3%, 02/06/19	1,468 M	1,399,180
CBL & Associates LP
5.25%, 12/01/23	4,823 M	4,654,325
Government Properties Income Trust
3.75%, 08/15/19	4,560 M	4,679,974
Realty Income Corp.
2%, 01/31/18	6,715 M	6,718,411
Retail Opportunity Investments Partnership LP
5%, 12/15/23	4,914 M	5,101,872
		22,553,762
Technology 0.5%
Advanced Micro Devices, Inc.
6.75%, 03/01/19	3,000 M	2,205,000
Total Domestic Corporate Bonds (Cost $116,123,851)		115,275,000

Residential Mortgage-Backed Securities 4.2%
Financials 4.2%
Bear Stearns Trust FLT
2.7706%, 06/25/34	7,977 M	8,045,534
BOAMS 2004 5 3A1
4.5%, 06/25/19	3,275 M	3,291,165
GSR 2003 13 1A1
2.6673%, 10/25/33	6,622 M	6,680,468
Total Residential Mortgage-Backed Securities (Cost $18,076,210)		18,017,167

Bank Loans 0.5%
Basic Industry 0.5%
NN, Inc.
5.75%, 10/19/22(b) (Cost $1,956,756)	1,995 M	1,970,063

Commercial Mortgage-Backed Securities 3.2%
Financials 3.2%
WBCMT 2007 C30 A5
5.342%, 12/15/43 (Cost $14,825,100)	13,450 M	13,719,406

Domestic Exchange Traded Funds 28.7%
Bond Funds 28.7%
iShares iBoxx $ High Yield Corporate Bond ETF	889,629	71,241,490
iShares iBoxx $ Investment Grade Corporate Bond ETF	281,811	32,411,083
SPDR Barclays Intermediate Term Corporate Bond ETF	468,659	15,859,421
SPDR Barclays Short Term High Yield Bond ETF	116,109	2,938,719
Total Domestic Exchange Traded Funds (Cost $119,715,260)		122,450,713

Institutional Money Market Funds 3.6%
State Street Institutional US Government Money Market Fund (Cost $15,470,734)	15,470,734	15,470,734
Total Investments 99.1% (Cost $422,069,998)†		422,708,570
Other Assets in Excess of Liabilities 0.9%		3,632,702
Net Assets 100.0%		$426,341,272

†               Cost for federal income tax purposes is $422,069,998. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $638,572 of which $4,482,509 related to appreciated securities and $3,843,937 related to depreciated securities.

(a)       Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the market value of rule 144A securities amounted to $1,586,190 or 0.37% of net assets.

(b)       NN, Inc. has a variable interest rate that floats quarterly on the 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 4.75%.

SPDR                - Standard & Poor’s Depository Receipts

+               Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

At February 29, 2016, the following futures contracts were outstanding with $1,720,952 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 1,100 U.S. Treasury 5-Year Note futures contracts	6/16	$133,082,812	$435,818
Net payments of variation margin and/or brokerage fees			(547,536)
Variation margin payable on open futures contracts			$(111,718)

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at February 29, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.0%
Industrials	19.8%
Health Care	18.4%
Consumer Discretionary	18.4%
Energy	4.6%
Equity Funds	4.0%
Financials	3.7%
Materials	1.8%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	4.7%
Waste Connections, Inc.	4.1%
Coach, Inc.	3.7%
Dolby Laboratories, Inc.	3.7%
Genesee & Wyoming, Inc.	3.4%
Quanta Services, Inc.	3.2%
MDC Partners, Inc.	3.2%
Core Laboratories NV	3.2%
DENTSPLY SIRONA, Inc.	3.2%
Varian Medical Systems, Inc.	3.1%
Total of Net Assets	35.5%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Exchange Traded Funds, Foreign Stocks & ADRs, and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 86.7%
Consumer Discretionary 18.4%
Ascena Retail Group, Inc.*	252,200	$2,131,090
Bloomin’ Brands, Inc.	134,840	2,331,384
BorgWarner, Inc.	65,930	2,154,592
Coach, Inc.	99,400	3,870,636
LKQ Corp.*	95,620	2,639,112
MDC Partners, Inc.	159,600	3,402,672
TRI Pointe Group, Inc.*	278,600	2,872,366
		19,401,852
Energy 4.6%
Core Laboratories NV	32,000	3,358,080
Noble Energy, Inc.	49,500	1,460,250
		4,818,330
Financials 3.7%
M&T Bank Corp.	10,100	1,035,755
Raymond James Financial, Inc.	34,380	1,507,219
Signature Bank*	10,600	1,373,230
		3,916,204
Health Care 18.4%
Bio-Rad Laboratories, Inc.*	20,129	2,710,168
Bio-Techne Corp.	31,000	2,661,040
DENTSPLY SIRONA, Inc.	54,760	3,338,170
MEDNAX, Inc.*	47,100	3,157,584
Patterson Cos, Inc.	62,300	2,706,312
STERIS PLC	23,100	1,485,792
Varian Medical Systems, Inc.*	41,700	3,261,774
		19,320,840
Industrials 19.8%
Ametek, Inc.	53,105	2,464,603
Genesee & Wyoming, Inc.*	62,700	3,556,344
Knight Transportation, Inc.	116,300	2,817,949
Masco Corp.	58,440	1,648,008
Quanta Services, Inc.*	168,150	3,411,763
Stericycle, Inc.*	22,645	2,579,945
Waste Connections, Inc.	70,070	4,321,217
		20,799,829
Information Technology 20.0%
Dolby Laboratories, Inc.	97,690	3,858,755
Microchip Technology, Inc.	72,000	3,203,280
Nuance Communications, Inc.*	253,470	4,945,200
ON Semiconductor Corp.*	204,580	1,716,426
Open Text Corp.	58,060	2,887,904
Plantronics, Inc.	47,440	1,779,000
Skyworks Solutions, Inc.	39,250	2,608,163
		20,998,728
Materials 1.8%
Steel Dynamics, Inc.	106,750	1,941,783
Total Domestic Common Stocks (Cost $86,644,685)		91,197,566

Domestic Exchange Traded Funds 4.0%
Equity Funds 4.0%
iShares Russell Mid-Cap ETF	13,900	2,105,989
iShares Russell Midcap Growth Index Fund	24,400	2,106,452
Total Domestic Exchange Traded Funds (Cost $4,295,490)		4,212,441

Foreign Stocks & ADR’s 2.0%
Israel 2.0%
NICE Systems Ltd. ADR (Cost $1,516,959)	34,020	2,038,479

Institutional Money Market Funds 7.5%
State Street Institutional US Government Money Market Fund (Cost $7,889,973)	7,889,973	7,889,973
Total Investments 100.2% (Cost $100,347,107)†		105,338,459
Excess of Liabilities Over Other Assets (0.2)%		(184,690)
Net Assets 100.0%		$105,153,769

*                 Non-income producing.

†                 Cost for federal income tax purposes is $100,347,107. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $4,991,352 of which $13,093,948 related to appreciated securities and $8,102,596 related to depreciated securities.

ADR                       - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at February 29, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Exchange Traded Funds	42.0%
Domestic Corporate Bonds	25.7%
Domestic Common Stocks	12.7%
U.S. Government Obligations	9.5%
Bank Loans	0.7%
Real Estate Investment Trusts	0.5%
Cash and Other	8.9%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	18.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10.9%
iShares High Dividend ETF	5.1%
iShares Int’l. Select Dividend ETF	4.3%
SPDR Barclays Short Term High Yield Bond ETF	2.6%
SPDR Barclays Intermediate Term Corporate Bond ETF	0.7%
Apple, Inc.	0.6%
ExxonMobil Corp.	0.5%
Altria Group, Inc.	0.5%
Alphabet, Inc.	0.5%
Total of Net Assets	44.1%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
SLM Corp.	8.00%	03/25/20	1.5%
Sprint Communications, Inc.	9.125%	03/01/17	1.4%
Freeport-McMoRan, Inc.	3.875%	03/15/23	1.1%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.1%
Anglo American Capital PLC	4.125%	04/15/21	1.0%
Numericable-SFR SA	6.00%	05/15/22	0.9%
Diamond Foods, Inc.	7.00%	03/15/19	0.8%
Pernod Ricard SA	4.45%	01/15/22	0.8%
Brookfield Asset Management, Inc.	4.00%	01/15/25	0.8%
MTW Cranes Escrow Corp.	12.75%	08/15/21	0.8%
Total of Net Assets			10.2%

Average Effective Duration (for all Fixed Income Holdings) 3.1 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 9.5%
U.S. Government Agency Obligations 0.1%
Government National Mortgage Corporation 0.1%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.599%, 04/16/54	9,080 M	$381,683

U.S. Treasury Obligations 9.4%
U.S. Treasury Bill
0.136%, 03/03/16	25,000 M	24,999,811
Total U.S. Government Obligations (Cost $25,379,407)		25,381,494

Domestic Corporate Bonds 25.7%
Basic Industry 4.8%
Anglo American Capital PLC
4.45%, 09/27/20(a)	2,100 M	1,690,500
4.125%, 04/15/21(a)	3,375 M	2,615,625
CF Industries, Inc.
3.45%, 06/01/23	706 M	646,411
First Quantum Minerals Ltd.
7%, 02/15/21(a)	565 M	293,800
Freeport-McMoRan, Inc.
2.3%, 11/14/17	915 M	841,800
3.875%, 03/15/23	4,500 M	2,981,250
Methanex Corp.
5.25%, 03/01/22	1,264 M	1,232,527
Novelis, Inc.
8.375%, 12/15/17	1,678 M	1,678,000
Packaging Corp of America
3.65%, 09/15/24	909 M	895,217
		12,875,130
Capital Goods 1.2%
MTW Cranes Escrow Corp.
12.75%, 08/15/21(a)	2,000 M	2,025,000
PaperWorks Industries, Inc.
9.5%, 08/15/19(a)	1,357 M	1,150,058
		3,175,058

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Communications 3.5%
DIRECTV Holdings LLC
3.8%, 03/15/22	1,592 M	$1,638,101
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	697 M	697,413
Numericable-SFR SA
6%, 05/15/22(a)	2,350 M	2,338,250
Rogers Communications, Inc.
4.1%, 10/01/23	207 M	219,742
Sprint Communications, Inc.
9.125%, 03/01/17	3,775 M	3,849,330
Verizon Communications, Inc.
6.55%, 09/15/43	500 M	608,433
		9,351,269
Consumer Cyclical 1.7%
CEC Entertainment, Inc.
8%, 02/15/22	818 M	701,435
Ford Motor Credit Co., LLC
3.664%, 09/08/24	1,388 M	1,350,249
General Motors Co.
6.75%, 04/01/46	600 M	629,379
QVC, Inc.
4.375%, 03/15/23	2,086 M	1,978,602
		4,659,665
Consumer Non-Cyclical 2.9%
Concordia Healthcare Corp.
9.5%, 10/21/22(a)	1,020 M	994,500
Diamond Foods, Inc.
7%, 03/15/19(a)	2,200 M	2,282,500
Pernod Ricard SA
4.45%, 01/15/22(a)	1,980 M	2,103,065
US Foods, Inc.
8.5%, 06/30/19	1,242 M	1,270,690
Wells Enterprises, Inc.
6.75%, 02/01/20(a)	1,044 M	1,072,710
		7,723,465
Energy 1.7%
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(a)	103 M	96,542
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 05/01/20	1,750 M	507,500
Halcon Resources Corp.
8.625%, 02/01/20(a)	2,350 M	1,307,187
Oceaneering Int’l. Inc
4.65%, 11/15/24	1,680 M	1,366,998
Whiting Petroleum Corp.
6.25%, 04/01/23	2,854 M	1,318,191
		4,596,418
Financials 4.5%
Bank of America Corp.
4.2%, 08/26/24	157 M	157,461
Brookfield Asset Management, Inc.
4%, 01/15/25	2,018 M	2,053,803
Fifth Street Finance Corp.
4.875%, 03/01/19	1,750 M	1,747,125
Jefferies Finance LLC
7.5%, 04/15/21(a)	2,000 M	1,507,500
Peachtree Corners Funding Trust
3.976%, 02/15/25(a)	1,000 M	989,647
Prospect Capital Corp.
5%, 07/15/19	1,600 M	1,465,675
SLM Corp.
8%, 03/25/20	4,000 M	3,960,000
		11,881,211
Insurance 1.0%
Kemper Corp.
4.35%, 02/15/25	1,817 M	1,879,612
Prudential Financial, Inc.
5.375%, 05/15/45	715 M	674,781
		2,554,393
Real Estate 3.0%
ARC Properties Operating Partnership LP
3%, 02/06/19	72 M	68,624
CBL & Associates LP
5.25%, 12/01/23	1,655 M	1,597,120
Hospitality Properties Trust
4.5%, 03/15/25	2,114 M	1,999,901
Piedmont Operating Partnership LP
4.45%, 03/15/24	1,312 M	1,345,842
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,816 M	2,923,661
		7,935,148
Technology 1.0%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	1,400 M	962,500
Micron Technology, Inc.
5.625%, 01/15/26(a)	2,071 M	1,682,688
		2,645,188
Transportation 0.4%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(a)	1,000 M	1,000,417
Total Domestic Corporate Bonds (Cost $68,359,703)		68,397,362

Bank Loans 0.7%
Basic Industry 0.7%
NN, Inc.
5.75%, 10/19/22(b) (Cost $1,956,479)	1,995 M	1,970,063

	Shares
Domestic Common Stocks 12.7%
Consumer Discretionary 1.6%
Amazon.com, Inc.*	500	276,260
Best Buy Co., Inc.	13,200	427,548
Carnival Corp.	9,100	436,436
Expedia, Inc.	2,600	270,686
General Motors Co.	19,200	565,248
Lear Corp.	3,800	385,130
McDonald’s Corp.	4,500	527,355
Michael Kors Holdings Ltd.*	8,000	453,200
Royal Caribbean Cruises Ltd.	3,800	282,606
Time Warner Cable, Inc.	2,200	419,892
Wynn Resorts Ltd.	3,000	247,440
		4,291,801
Consumer Staples 1.2%
Altria Group, Inc.	19,900	1,225,243
Archer-Daniels-Midland Co.	7,600	265,696
CVS Health Corp.	6,800	660,756
Kroger Co.	23,600	941,876
		3,093,571
Energy 1.0%
Ensco PLC	23,100	200,277
ExxonMobil Corp.	15,500	1,242,325
ONEOK, Inc.	4,700	112,800
Phillips 66	6,700	531,913
Valero Energy Corp.	9,600	576,768
		2,664,083
Financials 1.4%
Bank of America Corp.	24,000	300,480
Capital One Financial Corp.	12,200	801,906
Citigroup, Inc.	19,000	738,150
Discover Financial Services	12,000	557,040
JPMorgan Chase & Co.	10,000	563,000
Nasdaq, Inc.	8,500	537,965
Prudential Financial, Inc.	5,000	330,450
		3,828,991
Health Care 2.1%
Aetna, Inc.	5,000	543,150
Amgen, Inc.	3,300	469,524
Cardinal Health, Inc.	7,000	571,900
Express Scripts Holding Co.*	2,500	175,950
Gilead Sciences, Inc.	13,100	1,142,975
Johnson & Johnson	10,200	1,073,142
McKesson Corp.	4,000	622,480
Pfizer, Inc.	34,800	1,032,516
		5,631,637
Industrials 1.1%
Boeing Co.	6,000	709,080
Cummins, Inc.	4,200	409,794
General Dynamics Corp.	6,000	817,620
Lockheed Martin Corp.	1,600	345,264
Northrop Grumman Corp.	3,200	615,104
		2,896,862

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Information Technology 3.1%
Activision Blizzard, Inc.	8,000	$253,360
Alphabet, Inc.*	1,700	1,205,659
Apple, Inc.	15,300	1,479,357
Electronic Arts, Inc.*	10,800	693,792
Facebook, Inc.*	2,400	256,608
Fiserv, Inc.*	3,900	372,957
Hewlett Packard Enterprise Co.	24,000	318,480
Juniper Networks, Inc.	14,000	345,800
Micron Technology, Inc.*	46,500	494,295
Microsoft Corp.	9,300	473,184
NVIDIA Corp.	15,000	470,400
PayPal Holdings, Inc.*	10,400	396,656
Skyworks Solutions, Inc.	9,000	598,050
Total System Services, Inc.	12,300	536,034
Visa, Inc.	3,700	267,843
		8,162,475
Materials 0.3%
Int’l. Paper Co.	8,100	289,170
LyondellBasell Industries NV	4,000	320,840
Newmont Mining Corp.	7,000	180,810
WestRock Co.	5,000	168,850
		959,670
Telecommunication Services 0.4%
AT&T, Inc.	20,000	739,000
Verizon Communications, Inc.	6,500	329,745
		1,068,745
Utilities 0.5%
Exelon Corp.	23,400	736,866
FirstEnergy Corp.	15,600	522,132
		1,258,998
Total Domestic Common Stocks (Cost $34,916,028)		33,856,833

Domestic Exchange Traded Funds 42.0%
Bond Funds 32.6%
iShares iBoxx $ High Yield Corporate Bond ETF	612,835	49,075,827
iShares iBoxx $ Investment Grade Corporate Bond ETF	252,573	29,048,421
SPDR Barclays Intermediate Term Corporate Bond ETF	57,580	1,948,507
SPDR Barclays Short Term High Yield Bond ETF	274,329	6,943,267
		87,016,022
Equity Funds 9.4%
iShares High Dividend ETF	182,274	13,524,731
iShares Int’l. Select Dividend ETF	423,400	11,372,524
		24,897,255
Total Domestic Exchange Traded Funds (Cost $112,687,621)		111,913,277

Real Estate Investment Trusts 0.5%
Financials 0.5%
Crown Castle Int’l. Corp.	7,500	648,750
Public Storage	1,000	249,490
Simon Property Group, Inc.	1,650	313,054
Total Real Estate Investment Trusts (Cost $1,147,028)		1,211,294

Institutional Money Market Funds 7.8%
State Street Institutional US Government Money Market Fund (Cost $20,899,766)	20,899,766	20,899,766
Total Investments 98.9% (Cost $265,346,032)†		263,630,089
Other Assets in Excess of Liabilities 1.1%		3,024,504
Net Assets 100.0%		$266,654,593

*                 Non-income producing.

†                 Cost for federal income tax purposes is $265,346,032. At February 29, 2016 unrealized depreciation for federal income tax purposes aggregated $1,715,943 of which $5,441,389 related to appreciated securities and $7,157,332 related to depreciated securities.

(a)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2016, the market value of rule 144A securities amounted to $23,149,989 or 8.68% of net assets.

(b)         NN, Inc. has a variable interest rate that floats quarterly on the 15th of March, June, September, and December.  The interest rate is based on the 3-month Libor rate plus 4.75%.

SPDR                - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at February 29, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.8%
Health Care	23.1%
Industrials	19.1%
Consumer Discretionary	15.2%
Financials	11.0%
Materials	1.4%
Telecommunication Services	0.7%
Energy	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
QLogic Corp.	2.3%
Magellan Health, Inc.	2.3%
Endurance Specialty Holdings Ltd.	2.0%
Tower Semiconductor Ltd.	1.8%
Nuance Communications, Inc.	1.8%
Corporate Office Properties Trust	1.8%
TRI Pointe Group, Inc.	1.8%
Toro Co.	1.7%
Healthcare Services Group, Inc.	1.6%
Knight Transportation, Inc.	1.6%
Total of Net Assets	18.7%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Exchange Traded Funds, Foreign Stocks & ADRs, and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 91.9%
Consumer Discretionary 15.2%
American Eagle Outfitters, Inc.	855,500	$13,054,930
Ascena Retail Group, Inc.*	845,600	7,145,320
Bloomin’ Brands, Inc.	687,400	11,885,146
KB Home	786,500	9,595,300
MDC Partners, Inc.	600,666	12,806,199
Oxford Industries, Inc.	160,700	11,671,641
Penn National Gaming, Inc.*	705,500	9,764,120
Select Comfort Corp.*	645,300	11,550,870
Texas Roadhouse, Inc.	282,300	11,774,733
Tile Shop Holdings, Inc.*	354,700	4,476,314
TRI Pointe Group, Inc.*	1,369,300	14,117,483
Vitamin Shoppe, Inc.*	139,400	3,846,046
		121,688,102
Energy 0.6%
Forum Energy Technologies, Inc.*	378,700	4,453,512

Financials 9.2%
Endurance Specialty Holdings Ltd.	254,100	15,822,807
Evercore Partners, Inc.	160,600	7,495,202
Glacier Bancorp, Inc.	488,000	11,624,160
PRA Group, Inc.*	231,000	5,636,400
PrivateBancorp, Inc.	225,800	7,758,488
Stifel Financial Corp.*	203,000	5,878,880
Webster Financial Corp.	343,500	11,545,035
Western Alliance Bancorp*	266,100	7,908,492
		73,669,464
Health Care 23.1%
AngioDynamics, Inc.*	780,606	8,485,187
Bio-Rad Laboratories, Inc.*	72,135	9,712,256
Bio-Techne Corp.	93,400	8,017,456
Capital Senior Living Corp.*	631,300	10,782,604
Computer Programs & Systems, Inc.	143,900	8,153,374
Diplomat Pharmacy, Inc.*	170,300	6,066,086
ExamWorks Group, Inc.*	337,600	9,824,160
Globus Medical, Inc.*	506,100	12,298,230
Greatbatch, Inc.*	165,000	6,237,000
Haemonetics Corp.*	280,800	9,008,064
HealthSouth Corp.	282,700	9,959,521
ICON PLC*	115,100	8,190,516
Magellan Health, Inc.*	287,099	18,082,931
NuVasive, Inc.*	208,800	8,727,840
Omnicell, Inc.*	447,100	12,237,127
Owens & Minor, Inc.	256,700	10,116,547
Patterson Cos, Inc.	212,300	9,222,312
Press Ganey Holdings, Inc.*	287,100	7,573,698
STERIS PLC	182,200	11,719,104
		184,414,013
Industrials 19.1%
Advisory Board Co.*	143,800	4,240,662
Clarcor, Inc.	185,756	8,942,294
Esterline Technologies Corp.*	140,300	7,858,203
Genesee & Wyoming, Inc.*	162,200	9,199,984
Healthcare Services Group, Inc.	370,500	13,145,340
Hub Group, Inc.*	264,700	9,772,724
Knight Transportation, Inc.	538,800	13,055,124
Mobile Mini, Inc.	444,532	12,775,850
MYR Group, Inc.*	385,800	8,653,494
Quanta Services, Inc.*	459,100	9,315,139
Regal Beloit Corp.	149,600	8,165,168
Ritchie Bros Auctioneers, Inc.	323,600	7,737,276
Team, Inc.*	241,300	6,184,519
Toro Co.	168,400	13,421,480
Waste Connections, Inc.	166,200	10,249,554
Woodward, Inc.	202,700	9,516,765
		152,233,576

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Information Technology 22.6%
Acxiom Corp.*	497,400	$10,316,076
Aspen Technology, Inc.*	258,500	8,522,745
Bottomline Technologies de, Inc.*	281,400	7,938,294
CommVault Systems, Inc.*	263,700	9,880,839
Dolby Laboratories, Inc.	120,100	4,743,950
Finisar Corp.*	885,500	12,910,590
j2 Global, Inc.	115,700	8,455,356
Microsemi Corp.*	294,800	10,208,924
Nuance Communications, Inc.*	751,200	14,655,912
ON Semiconductor Corp.*	1,037,100	8,701,269
Open Text Corp.	178,500	8,878,590
Plantronics, Inc.	197,000	7,387,500
QLogic Corp.*	1,456,600	18,775,574
Rovi Corp.*	383,700	8,740,686
Ruckus Wireless, Inc.*	913,200	8,839,776
Rudolph Technologies, Inc.*	624,300	8,090,928
Tower Semiconductor Ltd.*	1,077,400	14,663,414
Xcerra Corp.*	1,618,500	9,241,635
		180,952,058
Materials 1.4%
Berry Plastics Group, Inc.*	363,200	11,306,416

Telecommunication Services 0.7%
inContact, Inc.*	617,800	5,727,006
Total Domestic Common Stocks (Cost $677,653,742)		734,444,147

Foreign Stocks & ADR’s 1.2%
Israel 1.2%
NICE Systems Ltd. ADR (Cost $6,039,535)	165,900	9,940,728

Real Estate Investment Trusts 1.8%
Financials 1.8%
Corporate Office Properties Trust(a) (Cost $15,278,897)	609,900	14,271,660

Institutional Money Market Funds 2.4%
State Street Institutional US Government Money Market Fund (Cost $19,441,598)	19,441,598	19,441,598

	Principal Amount (M=$1,000)
U.S. Government Obligations 2.8%
0.136%, 03/03/16 (Cost $21,999,830)	22,000 M	$21,999,830
Total Investments 100.1% (Cost $740,413,602)†		800,097,963
Excess of Liabilities Over Other Assets (0.1)%		(699,755)
Net Assets 100.0%		$799,398,208

*                 Non-income producing.

†                 Cost for federal income tax purposes is $740,413,602. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $59,684,361 of which $109,433,640 related to appreciated securities and $49,749,279 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR                     - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at February 29, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.2%
Health Care	17.9%
Financials	16.8%
Consumer Staples	11.6%
Consumer Discretionary	11.3%
Industrials	7.9%
Energy	4.3%
Materials	2.9%
Telecommunication Services	2.4%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.4%
Visa, Inc.	2.8%
Wells Fargo & Co.	2.7%
Verizon Communications, Inc.	2.4%
Procter & Gamble Co.	2.4%
PepsiCo, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Danaher Corp.	2.1%
McGraw-Hill Financial, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Total of Net Assets	24.3%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.6%
Consumer Discretionary 11.3%
BorgWarner, Inc.	39,100	$1,277,788
Comcast Corp.	60,000	3,463,800
Home Depot, Inc.	12,500	1,551,500
Lear Corp.	7,000	709,450
Marriott Int’l., Inc.	30,000	2,044,500
McDonald’s Corp.	37,000	4,336,030
Omnicom Group, Inc.	35,000	2,723,350
Priceline Group, Inc.*	2,000	2,530,420
Time Warner, Inc.	32,000	2,118,400
TJX Cos., Inc.	55,000	4,075,500
		24,830,738
Consumer Staples 9.7%
CVS Health Corp.	40,000	3,886,800
Estee Lauder Cos, Inc.	15,000	1,369,950
Kraft Heinz Co.	42,000	3,234,840
McCormick & Co., Inc.	30,000	2,797,800
PepsiCo, Inc.	50,000	4,891,000
Procter & Gamble Co.	65,000	5,218,850
		21,399,240
Energy 4.3%
Baker Hughes, Inc.	40,000	1,714,800
ConocoPhillips	63,000	2,131,290
EOG Resources, Inc.	30,000	1,942,200
Noble Energy, Inc.	55,000	1,622,500
Schlumberger Ltd.	30,000	2,151,600
		9,562,390
Financials 16.8%
American Express Co.	38,000	2,112,040
Chubb Ltd.	28,000	3,234,840
CME Group, Inc.	40,500	3,703,320
Discover Financial Services	75,900	3,523,278
McGraw-Hill Financial, Inc.	51,000	4,576,740
MetLife, Inc.	55,000	2,175,800
Morgan Stanley	120,000	2,964,000
PNC Financial Services Group, Inc.	45,000	3,658,950
Signature Bank*	16,000	2,072,800
The Travelers Cos., Inc.	30,000	3,225,600
Wells Fargo & Co.	125,000	5,865,000
		37,112,368
Health Care 16.9%
Amgen, Inc.	25,000	3,557,000
Becton Dickinson & Co.	24,500	3,612,525
Biogen, Inc.*	4,000	1,037,680
Bristol-Myers Squibb Co.	60,000	3,715,800
Eli Lilly & Co.	35,000	2,520,000
Gilead Sciences, Inc.	31,000	2,704,750
Johnson & Johnson	22,500	2,367,225
Medtronic PLC(a)	55,000	4,256,450
Merck & Co., Inc.	80,000	4,016,800
Stryker Corp.	22,000	2,197,360
UnitedHealth Group, Inc.	40,100	4,775,910
Zoetis, Inc.	57,500	2,360,950
		37,122,450
Industrials 7.9%
3M Co.	8,000	1,254,960
Canadian Pacific Railway Ltd.	19,000	2,302,610
Danaher Corp.	52,000	4,642,040
Parker Hannifin Corp.	22,000	2,226,400
Tyco Int’l. Plc	60,000	2,110,800
United Parcel Service, Inc.	20,000	1,931,000
Verisk Analytics, Inc.*	40,000	2,913,600
		17,381,410
Information Technology 21.4%
Accenture PLC	38,000	3,809,880
Alphabet, Inc.*	5,200	3,729,544
ANSYS, Inc.*	26,300	2,183,426
Apple, Inc.	42,000	4,060,980
Check Point Software Technologies Ltd.*	38,000	3,156,660
Cisco Systems, Inc.	160,000	4,188,800
Cognizant Technology Solutions Corp.*	45,700	2,603,986
EMC Corp.	75,000	1,959,750
Microsoft Corp.	145,000	7,377,600

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Seagate Technology PLC	40,000	$1,254,400
Synopsys, Inc.*	50,000	2,237,500
Texas Instruments, Inc.	85,000	4,506,700
Visa, Inc.	85,000	6,153,150
		47,222,376
Materials 2.9%
Ecolab, Inc.	37,500	3,845,625
Praxair, Inc.	25,000	2,544,750
		6,390,375
Telecommunication Services 2.4%
Verizon Communications, Inc.	105,000	5,326,650
Total Domestic Common Stocks (Cost $154,826,228)		206,347,997

Foreign Stocks & ADR’s 2.9%
Netherlands 1.9%
Unilever NV ADR	101,200	4,312,132

Switzerland 1.0%
Roche Holding AG ADR	67,000	2,143,330
Total Foreign Stocks & ADR’s (Cost $6,533,427)		6,455,462

Real Estate Investment Trusts 0.8%
Information Technology 0.8%
Equinix, Inc. (Cost $1,698,232)	5,800	1,761,402

Institutional Money Market Funds 2.6%
State Street Institutional US Government Money Market Fund (Cost $5,686,701)	5,686,701	5,686,701
Total Investments 99.9% (Cost $168,744,588)†		220,251,562
Other Assets in Excess of Liabilities 0.1%		177,937
Net Assets 100.0%		$220,429,499

*                 Non-income producing.

†                 Cost for federal income tax purposes is $168,744,588. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $51,506,974 of which $61,134,706 related to appreciated securities and $9,627,732 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR                       - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at February 29, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.8%
Industrials	19.5%
Health Care	18.2%
Consumer Discretionary	16.1%
Energy	4.5%
Financials	3.4%
Materials	1.7%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	4.7%
Waste Connections, Inc.	4.1%
Coach, Inc.	3.7%
Dolby Laboratories, Inc.	3.6%
Genesee & Wyoming, Inc.	3.3%
MDC Partners, Inc.	3.2%
Quanta Services, Inc.	3.2%
Core Laboratories NV	3.1%
DENTSPLY SIRONA, Inc.	3.1%
Varian Medical Systems, Inc.	3.1%
Total of Net Assets	35.1%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 83.2%
Consumer Discretionary 16.1%
Ascena Retail Group, Inc.*	276,030	$2,332,453
BorgWarner, Inc.	72,040	2,354,267
Coach, Inc.	108,650	4,230,831
LKQ Corp.*	104,600	2,886,960
MDC Partners, Inc.	174,710	3,724,817
TRI Pointe Group, Inc.*	304,860	3,143,107
		18,672,435
Energy 4.5%
Core Laboratories NV	35,070	3,680,246
Noble Energy, Inc.	54,030	1,593,885
		5,274,131
Financials 3.4%
M&T Bank Corp.	11,000	1,128,050
Raymond James Financial, Inc.	37,910	1,661,974
Signature Bank*	8,950	1,159,473
		3,949,497
Health Care 18.2%
Bio-Rad Laboratories, Inc.*	22,087	2,973,794
Bio-Techne Corp.	33,920	2,911,693
DENTSPLY SIRONA, Inc.	59,790	3,644,798
MEDNAX, Inc.*	51,480	3,451,219
Patterson Cos, Inc.	68,200	2,962,608
STERIS PLC	25,250	1,624,080
Varian Medical Systems, Inc.*	45,560	3,563,703
		21,131,895
Industrials 19.5%
Ametek, Inc.	54,520	2,530,273
Genesee & Wyoming, Inc.*	68,490	3,884,753
Knight Transportation, Inc.	127,200	3,082,056
Masco Corp.	63,820	1,799,724
Quanta Services, Inc.*	183,190	3,716,925
Stericycle, Inc.*	24,760	2,820,907
Waste Connections, Inc.	76,570	4,722,072
		22,556,710
Information Technology 19.8%
Dolby Laboratories, Inc.	106,750	4,216,625
Microchip Technology, Inc.	78,700	3,501,363
Nuance Communications, Inc.*	276,950	5,403,294
ON Semiconductor Corp.*	223,940	1,878,857
Open Text Corp.	63,580	3,162,469
Plantronics, Inc.	51,820	1,943,250
Skyworks Solutions, Inc.	42,970	2,855,357
		22,961,215
Materials 1.7%
Steel Dynamics, Inc.	107,950	1,963,610
Total Domestic Common Stocks (Cost $96,407,440)		96,509,493

Foreign Stocks & ADR’s 2.0%
Israel 2.0%
NICE Systems Ltd. ADR (Cost $1,818,813)	37,690	2,258,385

Institutional Money Market Funds 15.0%
State Street Institutional US Government Money Market Fund (Cost $17,415,737)	17,415,737	17,415,737
Total Investments 100.2% (Cost $115,641,990)†		116,183,615
Excess of Liabilities Over Other Assets (0.2)%		(199,760)
Net Assets 100.0%		$115,983,855

*                 Non-income producing.

†                 Cost for federal income tax purposes is $115,641,990. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $541,625 of which $10,221,481 related to appreciated securities and $9,679,856 related to depreciated securities.

ADR                     - American Depositary Receipt

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at February 29, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	23.8%
1 yr. to 2.99 yrs.	12.8%
3 yrs. to 3.99 yrs.	13.7%
4 yrs. to 5.99 yrs.	19.2%
6 yrs. to 7.99 yrs.	7.1%
8 yrs. and over	23.4%

Average Effective Duration (for all Fixed Income Holdings) 4.5 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			19.3%
FNMA TBA 15 YR Mar	2.50%	03/17/31	4.2%
iShares iBoxx $ High Yield Corporate Bond ETF			4.0%
FNMA AY1670	3.50%	02/01/45	3.9%
FNMA AX0884	4.50%	10/01/44	2.5%
FHLMC G08637	4.00%	04/01/45	2.2%
FHLMC Q33006	3.50%	04/01/45	2.1%
FNMA AT2016	3.00%	04/01/43	2.0%
FHLMC Q32917	3.00%	04/01/45	1.9%
FNMA AZ7347	3.00%	11/01/45	1.8%
Total of Net Assets			43.9%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 48.9%
U.S. Government Agency Obligations 37.2%
Federal Home Loan Bank 3.0%
Agency Discount Notes:
0.24%, 03/04/16	22,413 M	$22,412,552

Federal Home Loan Mortgage Corporation 9.7%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,755 M	3,062,458

Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,338 M	1,379,544

30-Year:
FHLMC A90197
4.5%, 12/01/39	2,237 M	2,434,984
FHLMC Q02664
4.5%, 08/01/41	3,934 M	4,284,703
FHLMC Q29260
4%, 10/01/44	4,008 M	4,287,335
FHLMC Q29056
4%, 10/01/44	9,725 M	10,401,701
FHLMC Q32917
3%, 04/01/45	13,818 M	14,167,907
FHLMC Q33006
3.5%, 04/01/45	15,210 M	15,926,558
FHLMC G08637
4%, 04/01/45	15,877 M	16,950,720
		68,453,908
Total Federal Home Loan Mortgage Corporation		72,895,910

Federal National Mortgage Association 22.9%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/17/31(a)	31,100 M	31,894,509

30-Year:
FNMA 725423
5.5%, 05/01/34	824 M	934,200
FNMA 725610
5.5%, 07/01/34	737 M	836,255
FNMA AD9193
5%, 09/01/40	2,268 M	2,528,462
FNMA 890310
4.5%, 12/01/40	6,649 M	7,245,893
FNMA AH8925
4.5%, 03/01/41	9,820 M	10,694,075
FNMA AL2860
3%, 12/01/42	3,745 M	3,852,160
FNMA AR9195
3%, 03/01/43	7,662 M	7,876,097
FNMA AT2016
3%, 04/01/43	14,940 M	15,353,747
FNMA AS0779
4%, 10/01/43	4,081 M	4,436,924
FNMA AW0972
4.5%, 05/01/44	4,967 M	5,412,597
FNMA AL5718
3.5%, 09/01/44	1,090 M	1,153,861
FNMA AX1348
4%, 10/01/44	7,701 M	8,253,150
FNMA AX0884
4.5%, 10/01/44	16,937 M	18,517,773
FNMA AY1670
3.5%, 02/01/45	27,876 M	29,240,244
FNMA AS4707
3.5%, 04/01/45	9,832 M	10,361,800
FNMA AZ7347
3%, 11/01/45	13,242 M	13,596,769
		140,294,007
Total Federal National Mortgage Association		172,188,516

Government National Mortgage Corporation 1.6%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	5,000 M	5,393,304
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,089,193
GNR 12-147 Interest Only
0.599%, 04/16/54	9,702 M	407,826
		8,890,323

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	3,085 M	$3,364,080
Total Government National Mortgage Corporation		12,254,403
Total U.S. Government Agency Obligations		279,751,381

U.S. Treasury Obligations 11.7%
U.S. Treasury Bill
0.136%, 03/03/16	78,000 M	77,999,354
U.S. Treasury Note
1.625%, 02/15/26	5,000 M	4,949,025
U.S. Treasury Bond
2.5%, 02/15/46	5,000 M	4,881,055
Total U.S. Treasury Obligations		87,829,434
Total U.S. Government Obligations (Cost $365,748,261)		367,580,815

Domestic Corporate Bonds 18.1%
Basic Industry 2.9%
Anglo American Capital PLC
4.45%, 09/27/20(b)	1,750 M	1,408,750
4.125%, 04/15/21(b)	3,375 M	2,615,625
CF Industries, Inc.
3.45%, 06/01/23	3,345 M	3,062,669
First Quantum Minerals Ltd.
7%, 02/15/21(b)	403 M	209,560
Freeport-McMoRan, Inc.
2.3%, 11/14/17	915 M	841,800
3.875%, 03/15/23	4,250 M	2,815,625
Methanex Corp.
5.25%, 03/01/22	5,152 M	5,023,720
Novelis, Inc.
8.375%, 12/15/17	1,419 M	1,419,000
Packaging Corp of America
3.65%, 09/15/24	3,636 M	3,580,867
Samarco Mineracao SA
5.375%, 09/26/24(b)	2,405 M	1,118,325
		22,095,941

Capital Goods 0.2%
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	1,350 M	1,144,125

Communications 1.7%
DIRECTV Holdings LLC
3.8%, 03/15/22	5,231 M	5,382,479
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	2,303 M	2,304,363
Rogers Communications, Inc.
4.1%, 10/01/23	709 M	752,643
Sprint Communications, Inc.
9.125%, 03/01/17	2,500 M	2,549,225
Verizon Communications, Inc.
6.55%, 09/15/43	1,334 M	1,623,301
		12,612,011
Consumer Cyclical 1.9%
CEC Entertainment, Inc.
8%, 02/15/22	1,991 M	1,707,282
Ford Motor Co.
4.75%, 01/15/43	1,900 M	1,751,112
Ford Motor Credit Co., LLC
3.664%, 09/08/24	4,425 M	4,304,649
General Motors Co.
6.75%, 04/01/46	2,800 M	2,937,102
QVC, Inc.
4.375%, 03/15/23	3,633 M	3,445,955
		14,146,100
Consumer Non-Cyclical 2.7%
AbbVie, Inc.
4.7%, 05/14/45	1,425 M	1,429,962
Actavis Funding SCS
3%, 03/12/20	272 M	277,362
3.8%, 03/15/25	2,073 M	2,138,426
Concordia Healthcare Corp.
9.5%, 10/21/22(b)	900 M	877,500
Diamond Foods, Inc.
7%, 03/15/19(b)	1,785 M	1,851,937
Laboratory Corp of America Holdings
2.625%, 02/01/20	920 M	920,124
Pernod Ricard SA
4.45%, 01/15/22(b)	6,850 M	7,275,755
US Foods, Inc.
8.5%, 06/30/19	2,442 M	2,498,410
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	1,452 M	1,491,930
Zoetis, Inc.
3.25%, 02/01/23	1,644 M	1,583,103
		20,344,509
Energy 0.8%
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	516 M	483,646
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 05/01/20	1,750 M	507,500
Halcon Resources Corp.
8.625%, 02/01/20(b)	2,000 M	1,112,500
Oceaneering Int’l. Inc
4.65%, 11/15/24	3,744 M	3,046,451
Whiting Petroleum Corp.
6.25%, 04/01/23	1,961 M	905,737
		6,055,834
Financials 2.3%
Bank of America Corp.
4.2%, 08/26/24	1,052 M	1,055,087
Brookfield Asset Management, Inc.
4%, 01/15/25	5,904 M	6,008,749
Fifth Street Finance Corp.
4.875%, 03/01/19	2,460 M	2,455,958
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	3,600 M	3,562,729
Prospect Capital Corp.
5%, 07/15/19	2,400 M	2,198,513
SLM Corp.
8%, 03/25/20	2,000 M	1,980,000
		17,261,036
Insurance 0.3%
Prudential Financial, Inc.
5.375%, 05/15/45	2,106 M	1,987,537

Real Estate 3.6%
CBL & Associates LP
5.25%, 12/01/23	2,402 M	2,317,995
Government Properties Income Trust
3.75%, 08/15/19	4,940 M	5,069,971
Hospitality Properties Trust
4.5%, 03/15/25	5,589 M	5,287,345
Piedmont Operating Partnership LP
4.45%, 03/15/24	1,878 M	1,926,441
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,527 M	5,738,308
4%, 12/15/24	2,169 M	2,104,592
Select Income REIT
2.85%, 02/01/18	4,500 M	4,487,495
		26,932,147
Technology 1.4%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	2,350 M	1,615,625
Apple, Inc.
4.375%, 05/13/45	950 M	961,111
Micron Technology, Inc.
5.625%, 01/15/26(b)	2,071 M	1,682,688
QUALCOMM, Inc.
4.8%, 05/20/45	6,747 M	6,233,479
		10,492,903
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	2,625 M	2,626,095
Total Domestic Corporate Bonds (Cost $137,426,487)		135,698,238

Municipal Bonds 0.7%
State of Connecticut
5.295%, 10/01/29 (Cost $5,053,560)	4,500 M	5,492,565

	Shares
Domestic Exchange Traded Funds 24.6%
Bond Funds 24.6%
iShares iBoxx $ High Yield Corporate Bond ETF	373,260	29,890,661
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,261,363	145,069,358
SPDR Barclays Intermediate Term Corporate Bond ETF	249,263	8,435,060

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
SPDR Barclays Short Term High Yield Bond ETF	31,721	$802,858
Total Domestic Exchange Traded Funds (Cost $182,069,620)		184,197,937

Institutional Money Market Funds 8.8%
State Street Institutional US Government Money Market Fund (Cost $66,335,322)	66,335,322	66,335,322
Total Investments 101.1% (Cost $756,633,250)†		759,304,877
Excess of Liabilities Over Other Assets (1.1)%		(8,425,642)
Net Assets 100.0%		$750,879,235

†                 Cost for federal income tax purposes is $756,633,250. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $2,671,627 of which $6,922,799 related to appreciated securities and $4,251,172 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2016, the market value of rule 144A securities amounted to $27,461,165 or 3.66% of net assets.

SPDR                - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at February 29, 2016

Average Effective Duration (Unaudited)

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	38.1%
1 yr. to 2.99 yrs.	8.4%
3 yrs. to 3.99 yrs.	6.5%
4 yrs. to 5.99 yrs.	21.8%
6 yrs. to 7.99 yrs.	5.1%
8 yrs. and over	20.1%

Average Effective Duration (for all Fixed Income Holdings) 3.7 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			16.9%
iShares iBoxx $ High Yield Corporate Bond ETF			11.3%
FNMA AH8925	4.50%	03/01/41	3.0%
FHLMC Q33006	3.50%	04/01/45	2.7%
FHLMC G08637	4.00%	04/01/45	2.5%
FHLMC Q32917	3.00%	04/01/45	1.9%
FNMA TBA 15 YR Mar	2.50%	03/17/31	1.8%
FNMA POOL AZ7347	3.00%	11/01/45	1.6%
Freeport-McMoRan, Inc.	3.875%	03/15/23	1.0%
State of Connecticut	5.295%	10/01/29	1.0%
Total of Net Assets			43.7%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 29, 2016 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 13.5%
U.S. Government Agency Obligations 13.5%
Federal Home Loan Mortgage Corporation 7.1%
Mortgage-Backed Securities:
30-Year:
FHLMC Q32917
3%, 04/01/45	476 M	$488,549
FHLMC Q33006
3.5%, 04/01/45	652 M	683,114
FHLMC G08637
4%, 04/01/45	599 M	639,830
Total Federal Home Loan Mortgage Corporation		1,811,493

Federal National Mortgage Association 6.4%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR Mar
2.5%, 03/17/31(a)	450 M	461,496

30-Year:
FNMA AH8925
4.5%, 03/01/41	722 M	786,014
FNMA POOL AZ7347
3%, 11/01/45	395 M	405,874
		1,191,888
Total Federal National Mortgage Association		1,653,384
Total U.S. Government Obligations (Cost $3,461,076)		3,464,877

Domestic Corporate Bonds 18.5%
Basic Industry 4.2%
Anglo American Capital PLC
4.45%, 09/27/20(b)	150 M	120,750
4.125%, 04/15/21(b)	250 M	193,750
CF Industries, Inc.
3.45%, 06/01/23	106 M	97,053
First Quantum Minerals Ltd.
7%, 02/15/21(b)	32 M	16,640
Freeport-McMoRan, Inc.
2.3%, 11/14/17	74 M	68,080
3.875%, 03/15/23	375 M	248,438
Methanex Corp.
5.25%, 03/01/22	39 M	38,029
Novelis, Inc.
8.375%, 12/15/17	103 M	103,000
Packaging Corp of America
3.65%, 09/15/24	91 M	89,620
Samarco Mineracao SA
5.375%, 09/26/24(b)	250 M	116,250
		1,091,610
Capital Goods 0.4%
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	117 M	99,158

Communications 1.5%
DIRECTV Holdings LLC
3.8%, 03/15/22	152 M	156,401
Rogers Communications, Inc.
4.1%, 10/01/23	23 M	24,416
Sprint Communications, Inc.
9.125%, 03/01/17	200 M	203,938
		384,755
Consumer Cyclical 2.2%
CEC Entertainment, Inc.
8%, 02/15/22	136 M	116,620
Ford Motor Co.
4.75%, 01/15/43	100 M	92,164
Ford Motor Credit Co., LLC
3.664%, 09/08/24	115 M	111,872
General Motors Co.
6.75%, 04/01/46	100 M	104,896
QVC, Inc.
4.375%, 03/15/23	149 M	141,329
		566,881
Consumer Non-Cyclical 3.7%
AbbVie, Inc.
4.7%, 05/14/45	75 M	75,261
Actavis Funding SCS
3%, 03/12/20	22 M	22,434
3.8%, 03/15/25	59 M	60,862

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Concordia Healthcare Corp.
9.5%, 10/21/22(b)	80 M	$78,000
Diamond Foods, Inc.
7%, 03/15/19(b)	145 M	150,437
Pernod Ricard SA
4.45%, 01/15/22(b)	200 M	212,431
US Foods, Inc.
8.5%, 06/30/19	170 M	173,927
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	125 M	128,438
Zoetis, Inc.
3.25%, 02/01/23	41 M	39,481
		941,271
Energy 0.8%
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 05/01/20	150 M	43,500
Halcon Resources Corp.
8.625%, 02/01/20(b)	150 M	83,438
Whiting Petroleum Corp.
6.25%, 04/01/23	160 M	73,900
		200,838
Financials 1.6%
Bank of America Corp.
4.2%, 08/26/24	31 M	31,091
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	200 M	197,929
SLM Corp.
8%, 03/25/20	200 M	198,000
		427,020
Insurance 0.3%
Prudential Financial, Inc.
5.375%, 05/15/45	73 M	68,894

Real Estate 1.6%
Hospitality Properties Trust
4.5%, 03/15/25	243 M	229,885
Retail Opportunity Investments Partnership LP
4%, 12/15/24	181 M	175,625
		405,510
Technology 2.2%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	250 M	171,875
Apple, Inc.
4.375%, 05/13/45	50 M	50,585
Micron Technology, Inc.
5.625%, 01/15/26(b)	173 M	140,562
QUALCOMM, Inc.
4.8%, 05/20/45	209 M	193,093
		556,115
Total Domestic Corporate Bonds (Cost $4,863,126)		4,742,052

Municipal Bonds 1.0%
State of Connecticut
5.295%, 10/01/29 (Cost $224,634)	200 M	244,114

	Shares
Domestic Exchange Traded Funds 29.2%
Bond Funds 29.2%
iShares iBoxx $ High Yield Corporate Bond ETF	36,215	2,900,097
iShares iBoxx $ Investment Grade Corporate Bond ETF	37,609	4,325,411
SPDR Barclays Intermediate Term Corporate Bond ETF	5,756	194,783
SPDR Barclays Short Term High Yield Bond ETF	2,767	70,033
Total Domestic Exchange Traded Funds (Cost $7,381,977)		7,490,324

Institutional Money Market Funds 37.9%
State Street Institutional US Government Money Market Fund (Cost $9,696,298)	9,696,298	9,696,298
Total Investments 100.1% (Cost $25,627,111)†		25,637,665
Excess of Liabilities Over Other Assets (0.1)%		(33,788)
Net Assets 100.0%		$25,603,877

*                 Non-income producing.

†                 Cost for federal income tax purposes is $25,627,111. At February 29, 2016 unrealized appreciation for federal income tax purposes aggregated $10,554 of which $215,659 related to appreciated securities and $205,105 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker. (b)    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2016, the market value of rule 144A securities amounted to $1,537,783 or 6.01% of net assets.

SPDR                - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. As of February 29, 2016, the Company consisted of twelve separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Mid Cap Fund*	Class A, Class C and Class I
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund**	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

*The Sentinel Mid Cap Fund merged with the Sentinel Small Company Fund following the close of business on Wednesday, March 30, 2016.

**The Sentinel Sustainable Mid Cap Opportunities Fund merged with the Sentinel Sustainable Core Opportunities Fund following the close of business on Wednesday, March 30, 2016.

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution fees, registration fees and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 29, 2016 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Collateralized Mortgage Obligations	$—	$3,777,583	$—	$3,777,583
Domestic Common Stocks	179,394,044	—	—	179,394,044
Domestic Corporate Bonds	—	12,794,256	—	12,794,256
Domestic Exchange Traded Funds	17,243,496	—	—	17,243,496
Foreign Stocks & ADRs:
Netherlands	3,834,900	—	—	3,834,900
Switzerland		1,599,500	—	1,599,500
Institutional Money Market Funds	—	20,893,492	—	20,893,492
Mortgage-Backed Securities	—	45,412,747	—	45,412,747
U.S. Treasury Obligations	—	15,999,879	—	15,999,879
Totals	$200,472,440	$100,477,457	$—	$300,949,897

Common Stock:
Domestic Common Stocks	$1,925,325,934	$—	$—	$1,925,325,934
Foreign Stocks & ADRs:
Netherlands	37,812,114	—	—	37,812,114
Switzerland		21,557,421	—	21,557,421
Institutional Money Market Funds	—	19,264,976	—	19,264,976
U.S. Treasury Obligations	—	4,999,962	—	4,999,962
Totals	$1,963,138,048	$45,822,359	$—	$2,008,960,407

Government Securities:
Collateralized Mortgage Obligations	$—	$21,679,028	$—	$21,679,028
Institutional Money Market Funds	—	15,221,369	—	15,221,369
Mortgage-Backed Securities	—	200,556,996	—	200,556,996
U.S. Treasury Obligations	—	10,928,572	—	10,928,572
Totals	$—	$248,385,965	$—	$248,385,965

International Equity:
Domestic Common Stocks	$18,627,100	$—	$—	$18,627,100
Foreign Stocks & ADRs	—	103,633,292	—	103,633,292
Institutional Money Market Funds	—	8,032,747	—	8,032,747
Totals	$18,627,100	$111,666,039	$—	$130,293,139

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Low Duration Bond:
Bank Loans	$—	$1,970,063	$—	$1,970,063
Collateralized Mortgage Obligations	—	114,119,775	—	114,119,775
Commercial Mortgage-Backed Securities	—	13,719,406	—	13,719,406
Domestic Corporate Bonds	—	115,275,000	—	115,275,000
Domestic Exchange Traded Funds	122,450,713	—	—	122,450,713
Institutional Money Market Funds	—	15,470,734	—	15,470,734
Mortgage-Backed Securities	—	1,685,863	—	1,685,863
Residential Mortgage-Backed Securities	—	18,017,167	—	18,017,167
U.S. Treasury Obligations	—	19,999,849	—	19,999,849
Totals	$122,450,713	$300,257,857	$—	$422,708,570

Mid Cap:
Domestic Common Stocks	$91,197,566	$—	$—	$91,197,566
Domestic Exchange Traded Funds	4,212,441	—	—	4,212,441
Foreign Stocks & ADRs	2,038,479	—	—	2,038,479
Institutional Money Market Funds	—	7,889,973	—	7,889,973
Totals	$97,448,486	$7,889,973	$—	$105,338,459

Multi-Asset Income:
Bank Loans	$—	$1,970,063	$—	$1,970,063
Collateralized Mortgage Obligations	—	381,683	—	381,683
Domestic Common Stocks	33,856,833	—	—	33,856,833
Domestic Corporate Bonds	—	68,397,362	—	68,397,362
Domestic Exchange Traded Funds	111,913,277	—	—	111,913,277
Institutional Money Market Funds	—	20,899,766	—	20,899,766
Real Estate Investment Trusts	1,211,294	—	—	1,211,294
U.S. Treasury Obligations	—	24,999,811	—	24,999,811
Totals	$146,981,404	$116,648,685	$—	$263,630,089

Small Company:
Domestic Common Stocks	$734,444,147	$—	$—	$734,444,147
Foreign Stocks & ADRs	9,940,728	—	—	9,940,728
Institutional Money Market Funds	—	19,441,598	—	19,441,598
Real Estate Investment Trusts	14,271,660	—	—	14,271,660
U.S. Treasury Obligations	—	21,999,830	—	21,999,830
Totals	$758,656,535	$41,441,428	$—	$800,097,963

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sustainable Core Opportunities:
Domestic Common Stocks	$206,347,997	$—	$—	$206,347,997
Foreign Stocks & ADRs:
Netherlands	4,312,132	—	—	4,312,132
Switzerland		2,143,330	—	2,143,330
Institutional Money Market Funds	—	5,686,701	—	5,686,701
Real Estate Investment Trusts	1,761,402	—	—	1,761,402
Totals	$212,421,531	$7,830,031	$—	$220,251,562

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$96,509,493	$—	$—	$96,509,493
Foreign Stocks & ADRs	2,258,385	—	—	2,258,385
Institutional Money Market Funds	—	17,415,737	—	17,415,737
Totals	$98,767,878	$17,415,737	$—	$116,183,615

Total Return Bond:
Agency Discount Notes	$—	$22,412,552	$—	$22,412,552
Collateralized Mortgage Obligations	—	11,952,781	—	11,952,781
Domestic Corporate Bonds	—	135,698,238	—	135,698,238
Domestic Exchange Traded Funds	184,197,937	—	—	184,197,937
Institutional Money Market Funds	—	66,335,322	—	66,335,322
Mortgage-Backed Securities	—	245,386,048	—	245,386,048
Municipal Bonds	—	5,492,565	—	5,492,565
U.S. Treasury Obligations	—	87,829,434	—	87,829,434
Totals	$184,197,937	$575,106,940	$—	$759,304,877

Unconstrained Bond:
Domestic Corporate Bonds	$—	$4,742,052	$—	$4,742,052
Domestic Exchange Traded Funds	7,490,324	—	—	7,490,324
Institutional Money Market Funds	—	9,696,298	—	9,696,298
Mortgage-Backed Securities	—	3,464,877	—	3,464,877
Municipal Bonds	—	244,114	—	244,114
Totals	$7,490,324	$18,147,341	$—	$25,637,665

Investments in Securities - Liabilities:
None

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
Low Duration Bond:
Futures Contracts	$435,818	$—	$—	$435,818

Derivatives - Liabilities:
None

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended February 29, 2016.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended February 29, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date	April 28, 2016

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	April 28, 2016